Supplemental Financial Information	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Financial Information

3 Supplemental Financial Information

Statement of Operations Information

Revenue composition

	2013	2012	2011
Goods	4,766	4,346	4,170
Patents and licenses	49	12	24

	4,815	4,358	4,194

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2013	2012	2011
Depreciation of property, plant and equipment	246	247	290
Amortization of internal use software	32	24	10
Amortization of identified intangible assets	236	262	291

	514	533	591

Depreciation of property, plant and equipment is primarily included in cost of revenue. Amortization of intangible assets is primarily reported in the selling, general and administrative expenses.

Change in accounting estimate

We currently depreciate the capitalized cost of machinery and equipment used in our front-end and back-end manufacturing facilities. As a result of an extensive review completed in December 2013, we determined that the estimated useful life of the machinery and equipment used in our Standard Products front-end and back-end manufacturing processes has increased to ten years, from the five to seven years previously estimated. We reassessed the estimated useful life of these assets as a result of longer product life cycles, enhancements to manufacturing equipment, the versatility of manufacturing equipment to provide better flexibility to meet changes in customer demand and the ability to re-use equipment over several technology cycles.

We believe that the change in estimated useful life better reflects the future usage of this equipment. The effect of this change in estimated useful life which was adopted on December 31, 2013 will be recognized prospectively as a change in accounting estimate beginning January 1, 2014. The change in estimate is anticipated to cause a decrease in depreciation expense of approximately $26 million for the year ending December 31, 2014.

Foreign exchange differences

In 2013, cost of revenue included foreign exchange differences amounting to a loss of less than $1 million (2012: a loss of $4 million; 2011: a gain of $9 million).

Financial income and expense

	2013	2012	2011
Interest income	3	4	5
Interest expense	(182)	(270)	(312)

Total interest expense, net	(179)	(266)	(307)
Net gain (loss) on extinguishment of debt	(114)	(161)	(32)
Foreign exchange rate results	62	28	128
Miscellaneous financing costs/income, net	(43)	(38)	(46)

Total other financial income and expense	(95)	(171)	50

Total	(274)	(437)	(257)

The Company has applied net investment hedging since May, 2011. The U.S. dollar exposure of the net investment in U.S. dollar functional currency subsidiaries of $1.7 billion has been hedged by our U.S. dollar-denominated notes. As a result in 2013 a benefit of $68 million (2012: a benefit of $26 million; 2011: a charge of $203 million) was recorded in other comprehensive income (loss) relating to the foreign currency result on the U.S. dollar-denominated notes that are recorded in a euro functional currency entity.

Earnings per share

The computation of earnings per share (EPS) is presented in the following table:

	2013	2012	2011
Income (loss) from continuing operations	415	(53)	2
Less: Net income (loss) attributable to non-controlling interests	67	63	46

Income (loss) from continuing operations attributable to stockholders	348	(116)	(44)
Income (loss) from discontinued operations attributable to stockholders	—	1	434

Net income (loss) attributable to stockholders	348	(115)	390
Weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands)	248,526	248,064	248,812
Plus incremental shares from assumed conversion of:
Options	5,004	—	—
Restricted Share Unites, Performance Share Units and Equity Rights	1,520	—	—

Dilutive potential common share	6,524	—	—
Adjusted weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands) 1)	255,050	248,064	248,812

Basic EPS attributable to stockholders in $:
Income (loss) from continuing operations	1.40	(0.46)	(0.17)
Income (loss) from discontinued operations	—	—	1.74

Net income (loss)	1.40	(0.46)	1.57

Diluted EPS attributable to stockholders in $:
Income (loss) from continuing operations	1.36	(0.46)	(0.17)
Income (loss) from discontinued operations	—	—	1.74

Net income (loss)	1.36	(0.46)	1.57

1)	In 2013, 10,609,942 securities (2012: 32,394,794 securities; 2011: 27,789,634 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPSs because the effect would have been anti-dilutive for the period presented.

Balance Sheet Information

Cash and cash equivalents

At December 31, 2013, our cash balance was $670 million (2012: $617 million), of which $353 million (2012: $288 million) was held by SSMC, our joint venture company with TSMC. A portion of this cash can be distributed by way of dividend to us, but 38.8% of the dividend will be paid to our joint venture partner as well. In 2013, there was a dividend distribution from SSMC amounting to $120 million (2012: $100 million) of which $47 million (2012: $39 million) was paid to TSMC.

Receivables, net

Accounts receivable are summarized as follows:

	2013	2012
Accounts receivable from third parties	504	463
Allowance for doubtful accounts	(3)	(4)
Other receivables	41	51

	542	510

The current portion of income taxes receivable of $7 million (2012: $3 million) is included under other receivables.

Inventories, net

Inventories are summarized as follows:

	2013	2012
Raw materials	59	70
Work in process	597	515
Finished goods	84	130

	740	715

The portion of the finished goods stored at customer locations under consignment amounted to $22 million as of December 31, 2013 (2012: $20 million).

The amounts recorded above are net of an allowance for obsolescence of $63 million as of December 31, 2013 (2012: $61 million).

Property, plant and equipment, net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2013	2012
Land		60	59
Buildings	9 to 50	441	452
Machinery and installations	2 to 10	1,336	1,338
Other Equipment	1 to 5	165	186
Prepayments and construction in progress		88	68

		2,090	2,103
Less accumulated depreciation		(1,042)	(1,033)

Property, plant and equipment, net of accumulated depreciation		1,048	1,070

Land with a book value of $60 million (2012: $59 million) is not depreciated.

Property and equipment includes $62 million (2012: $77 million) related to assets acquired under capital leases. Accumulated depreciation related to these assets was $55 million (2012: $65 million). See Note 10 for information regarding capital lease obligations.

There was no significant construction in progress and therefore no related capitalized interest.

Accumulated other comprehensive income (loss), net of tax

Total comprehensive income (loss) represents net income (loss) plus the results of certain equity changes not reflected in the Consolidated Statements of Operations. The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Net investment hedge	Currency translation differences	Changes in fair value cash flow hedges	Net actuarial gain/(losses)	Accumulated Other Comprehensive Income (loss)
As of December 31, 2010	—	525	—	13	538
2011 other comprehensive income (loss)	(203)	(21)	—	9	(215)

As of December 31, 2011	(203)	504	—	22	323
2012 other comprehensive income (loss)	18	10	—	(51)	(23)

As of December 31, 2012	(185)	514	—	(29)	300
2013 other comprehensive income (loss)	68	(27)	(4)	10	47

As of December 31, 2013	(117)	487	(4)	(19)	347

Cash Flow Information

	For the years ended December 31,
	2013	2012	2011
Net cash paid during the period for:
Interest	174	292	301
Income taxes	34	28	25

Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	6	31	30
Book value of these assets	(4)	(12)	(40)
Non-cash gains (losses)	—	1	—

	2	20	(10)

Non-cash financing information:
Exchange of Term Loan C for Term Loan D	400	—	—

Other items:
Other items consists of the following non-cash element in income:
Non-cash interest cost due to applying effective interest method	2	22	18

Cash flows from financing activities in 2013 included $12 million in connection with the acquisition of the remaining 40% non-controlling interest share from Jilin Sino-Microelectronics Co. Ltd.